Schedule of administrative expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Legal fees	$ 431,624	$ 588,895	$ 1,857,386	$ 1,562,368
Consulting fees	223,353	193,980	690,207	1,176,777
Travel	219,730	21,497	445,680	109,639
Insurance	210,951	20,623	351,181	59,361
Professional fees	35,560	149,702	336,002	327,868
Occupancy costs	12,670	53,551	155,011	95,646
Settlements and penalties	100,000		100,000
Office, general and other	10,113	9,238	62,158	32,178
Total administrative expenses	$ 1,244,001	$ 1,037,486	$ 3,997,625	$ 3,363,837